GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 60.0%
a
FHLMC
$ 3,039 7.500%
12/01/29
$ 3,166
928 5.000
10/01/33
910
1,322 5.000
07/01/35
1,295
1,928 5.000
12/01/35
1,901
396 5.000
03/01/38
388
882 5.000
06/01/41
870
4,537 4.500
08/01/48
4,236
5,380 4.500
11/01/48
5,023
573,592 3.000
09/01/49
483,903
417,717 4.000
03/01/50
377,413
858,871 4.500
03/01/50
800,802
290,228 3.000
10/01/50
243,305
949,882 2.500
02/01/51
757,821
1,914,137 2.000
05/01/51
1,461,362
898,507 2.500
05/01/51
718,676
903,682 2.500
05/01/51
726,328
853,178 2.500
09/01/51
683,736
3,910,136 2.000
03/01/52
2,975,447
1,933,254 2.000
04/01/52
1,471,728
774,423 4.500
04/01/52
712,565
586,496 4.500
06/01/52
540,502
397,023 6.000
12/01/52
396,970
FNMA
1 5.500
10/01/23
1
79 4.500
07/01/24
78
728 9.000
11/01/25
731
7,179 7.000
08/01/26
7,215
2,724 8.000
10/01/29
2,816
801 8.500
04/01/30
840
1,511 8.000
05/01/30
1,543
2,935 8.000
08/01/32
3,111
3,699 4.500
08/01/39
3,549
6,936 3.000
01/01/43
6,102
12,946 3.000
01/01/43
11,393
7,860 3.000
03/01/43
6,930
20,450 3.000
03/01/43
17,837
62,265 3.000
03/01/43
54,294
7,822 3.000
04/01/43
6,850
10,068 3.000
04/01/43
8,786
14,640 3.000
04/01/43
12,762
18,163 3.000
04/01/43
15,836
75,170 3.000
04/01/43
65,561
9,945 3.000
05/01/43
8,668
38,100 3.000
05/01/43
33,205
42,128 3.000
05/01/43
36,740
273,494 4.000
12/01/44
249,669
230,997 4.500
04/01/45
217,906
28,491 4.500
05/01/45
26,859
848,504 3.500
07/01/45
746,434
554,217 4.000
08/01/45
504,379
134,631 4.000
02/01/48
122,272
157,568 4.000
03/01/48
143,054
2,838 4.000
07/01/48
2,575
9,773 4.000
07/01/48
8,882
265,317 4.500
07/01/48
247,710
176,045 4.000
08/01/48
159,774
142,191 5.000
11/01/48
136,971
1,934,610 2.000
10/01/50
1,483,642
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA – (continued)
$ 445,914 3.000%
10/01/50
$ 375,075
576,037 3.000
10/01/50
482,905
583,974 3.000
10/01/50
491,201
1,934,489 2.000
11/01/50
1,481,736
76,152 2.500
03/01/51
61,326
95,102 2.500
09/01/51
76,393
378,359 2.500
10/01/51
304,469
172,907 2.500
11/01/51
138,784
223,005 2.500
11/01/51
179,402
1,947,173 2.000
03/01/52
1,482,324
1,979,957 2.500
04/01/52
1,572,505
1,901,758 2.000
06/01/52
1,447,157
1,467,607 6.000
11/01/52
1,462,365
946,801 5.500
04/01/53
916,562
2,002,232 6.500
09/01/53
2,018,650
3,000,000 3.500 TBA-30yr
(a)
2,578,191
6,000,000 4.000 TBA-30yr
(a)
5,341,302
2,000,000 5.000 TBA-30yr
(a)
1,886,130
3,000,000 6.500 TBA-30yr
(a)
3,014,339
981,839 3.500
09/01/62
829,366
FNMA , Series 2012-111, Class B
4,854 7.000
10/25/42
5,097
FNMA , Series 2012-153, Class B
13,123 7.000
07/25/42
13,687
FTMA
421,390 4.000
01/01/46
382,838
GNMA
1,283 7.000
11/15/25
1,285
393 7.000
04/15/26
394
513 7.000
04/15/26
514
603 7.000
03/15/27
604
258 7.000
11/15/27
258
1,320 7.000
11/15/27
1,339
3,067 7.000
02/15/28
3,092
512 7.000
04/15/28
513
66 7.000
05/15/28
67
1,308 7.000
06/15/28
1,325
593 7.000
07/15/28
602
1,345 7.000
07/15/28
1,360
6,036 7.000
09/15/28
6,114
43,529 6.000
08/20/34
44,593
38,993 5.000
06/15/40
38,252
161,486 4.000
08/20/43
149,174
61,029 4.000
10/20/45
56,158
182,309 3.500
04/20/47
161,609
225,343 3.500
12/20/47
199,757
924,178 4.000
07/20/48
844,350
30,651 5.000
08/20/48
29,568
100,226 4.500
09/20/48
93,968
107,940 5.000
10/20/48
104,060
297,968 5.000
11/20/48
287,259
37,777 5.000
12/20/48
36,419
233,170 4.500
01/20/49
218,247
32,109 4.500
03/20/49
30,054
649,174 3.000
08/20/49
556,496
210,844 4.500
10/20/49
197,524
421,091 3.000
03/20/50
358,978
209,513 4.500
03/20/50
195,024

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA – (continued)
$ 651,715 3.500%
02/20/51
$ 577,397
103,177 2.500
06/20/51
83,247
77,702 2.500
09/20/51
62,887
124,582 2.500
09/20/51
100,400
266,537 2.500
09/20/51
215,718
200,900 2.500
10/20/51
161,905
838,052 3.000
11/20/51
711,256
983,748 3.000
11/20/51
826,420
106,649 2.500
12/20/51
85,948
79,761 2.500
01/20/52
64,329
980,725 2.500
01/20/52
790,364
956,566 4.500
09/20/52
885,408
950,721 4.500
10/20/52
879,107
1,000,000 3.000 TBA-30yr
(a)
889,305
1,000,000 4.000 TBA-30yr
(a)
941,484
2,000,000 3.000 TBA-30yr
(a)
1,758,078
1,000,000 4.000 TBA-30yr
(a)
931,526
1,000,000 4.000 TBA-30yr
(a)
900,046
1,000,000 2.000 TBA-30yr
(a)
789,678
1,000,000 3.000 TBA-30yr
(a)
847,243
1,000,000 4.000 TBA-30yr
(a)
900,463
1,000,000 4.500 TBA-30yr
(a)
923,407
4,000,000 5.000 TBA-30yr
(a)
3,789,420
3,000,000 5.500 TBA-30yr
(a)
2,911,510
1,000,000 6.000 TBA-30yr
(a)
990,934
4,000,000 6.500 TBA-30yr
(a)
4,024,234
GNMA , Series 2021-135, Class A
980,582 2.000
08/20/51
774,833
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $77,741,106)
73,700,630
a
Corporate Bonds – 27.3%
Aerospace/Defense – 0.8%
Boeing Co. (The)
50,000 3.450
11/01/28
(b)
44,969
25,000 5.150
05/01/30
(b)
23,887
25,000 3.250
02/01/35
(b)
19,190
325,000 5.705
05/01/40
(b)
299,712
100,000 5.805
05/01/50
(b)
90,542
L3Harris Technologies, Inc.
50,000 5.600
07/31/53
(b)
46,769
Lockheed Martin Corp.
150,000 5.250
01/15/33
(b)
148,288
Northrop Grumman Corp.
50,000 2.930
01/15/25
(b)
48,213
75,000 3.250
01/15/28
(b)
68,750
25,000 4.750
06/01/43
21,373
50,000 5.250
05/01/50
(b)
46,000
RTX Corp.
50,000 3.950
08/16/25
(b)
48,354
50,000 4.125
11/16/28
(b)
46,548
25,000 4.050
05/04/47
(b)
18,619
971,214
Agriculture – 0.4%
Archer-Daniels-Midland Co.
25,000 3.250
03/27/30
(b)
22,132
100,000 2.900
03/01/32
(b)
83,205
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Agriculture – (continued)
Cargill, Inc.
$ 200,000 4.750%
04/24/33
(b)(c)
$ 188,115
Philip Morris International, Inc.
50,000 5.625
11/17/29
(b)
49,395
100,000 5.750
11/17/32
(b)
97,471
440,318
Auto Manufacturers – 0.5%
General Motors Co.
25,000 4.000
04/01/25
24,185
General Motors Financial Co., Inc.
125,000 4.300
07/13/25
(b)
120,615
125,000 1.500
06/10/26
(b)
110,492
125,000 2.350
01/08/31
(b)
94,309
358,000 2.700
06/10/31
(b)
274,002
623,603
Banks – 5.9%
Bank of America Corp.
((SOFR + 1.290%))
140,000 5.080
01/20/27
(b)(d)
136,831
((TSFR3M + 1.302%))
85,000 3.419
12/20/28
(b)(d)
76,229
((SOFR + 1.630%))
370,000 5.202
04/25/29
(b)(d)
356,006
((SOFR + 2.150%))
175,000 2.592
04/29/31
(b)(d)
140,517
((SOFR + 1.220%))
110,000 2.299
07/21/32
(b)(d)
83,305
((SOFR + 1.830%))
390,000 4.571
04/27/33
(b)(d)
346,276
((US 5 Year CMT T-Note +
1.200%))
100,000 2.482
09/21/36
(b)(d)
73,094
Bank of America Corp. , GMTN
((TSFR3M + 1.632%))
25,000 3.593
07/21/28
(b)(d)
22,823
Bank of America Corp. , MTN
45,000 3.248
10/21/27
(b)
41,066
((TSFR3M + 1.837%))
75,000 3.824
01/20/28
(b)(d)
69,609
((SOFR + 1.050%))
400,000 2.551
02/04/28
(b)(d)
356,303
((SOFR + 2.040%))
305,000 4.948
07/22/28
(b)(d)
293,022
((TSFR3M + 1.572%))
50,000 4.271
07/23/29
(b)(d)
46,058
((SOFR + 1.530%))
50,000 1.898
07/23/31
(b)(d)
37,971
((SOFR + 1.330%))
75,000 2.972
02/04/33
(b)(d)
59,146
((SOFR + 2.160%))
73,000 5.015
07/22/33
(b)(d)
67,230
Bank of America Corp. , Series L
25,000 4.183
11/25/27
(b)
23,229
Bank of America Corp. , Series N
((SOFR + 1.220%))
50,000 2.651
03/11/32
(b)(d)
39,269

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The)
((SOFR + 1.755%))
$ 20,000 4.596%
07/26/30
(b)(d)
$ 18,825
Citigroup, Inc.
220,000 3.400
05/01/26
206,687
150,000 4.450
09/29/27
140,733
((SOFR + 1.422%))
75,000 2.976
11/05/30
(b)(d)
62,641
((SOFR + 1.351%))
200,000 3.057
01/25/33
(b)(d)
157,611
((SOFR + 2.086%))
165,000 4.910
05/24/33
(b)(d)
150,104
Fifth Third Bancorp
30,000 2.375
01/28/25
(b)
28,474
Huntington Bancshares, Inc.
50,000 4.000
05/15/25
(b)
47,842
JPMorgan Chase & Co.
((TSFR3M + 1.262%))
50,000 4.023
12/05/24
(b)(d)
49,796
((SOFR + 1.160%))
125,000 2.301
10/15/25
(b)(d)
119,818
((TSFR3M + 1.507%))
100,000 3.960
01/29/27
(b)(d)
95,532
15,000 3.625
12/01/27
(b)
13,825
((TSFR3M + 1.599%))
972,000 3.782
02/01/28
(b)(d)
904,657
((TSFR3M + 1.207%))
45,000 3.509
01/23/29
(b)(d)
40,815
((TSFR3M + 3.790%))
25,000 4.493
03/24/31
(b)(d)
22,858
((SOFR + 2.040%))
25,000 2.522
04/22/31
(b)(d)
20,242
((SOFR + 1.260%))
150,000 2.963
01/25/33
(b)(d)
119,631
((SOFR + 2.080%))
165,000 4.912
07/25/33
(b)(d)
151,809
JPMorgan Chase & Co. , Series HH
((TSFR3M + 3.125%))
74,000 4.600
12/31/99
(b)(d)
69,304
Morgan Stanley
25,000 3.625
01/20/27
23,332
20,000 3.950
04/23/27
18,575
((SOFR + 1.295%))
213,000 5.050
01/28/27
(b)(d)
208,905
((SOFR + 1.000%))
200,000 2.475
01/21/28
(b)(d)
178,385
((SOFR + 2.076%))
165,000 4.889
07/20/33
(b)(d)
149,977
((SOFR + 1.360%))
150,000 2.484
09/16/36
(b)(d)
109,614
Morgan Stanley , GMTN
((TSFR3M + 1.890%))
25,000 4.431
01/23/30
(b)(d)
23,088
((SOFR + 1.143%))
400,000 2.699
01/22/31
(b)(d)
326,410
Morgan Stanley , MTN
((SOFR + 1.152%))
75,000 2.720
07/22/25
(b)(d)
72,783
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
Morgan Stanley, MTN – (continued)
((SOFR + 1.590%))
$ 305,000 5.164%
04/20/29
(b)(d)
$ 293,352
((SOFR + 3.120%))
50,000 3.622
04/01/31
(b)(d)
43,031
((SOFR + 1.034%))
75,000 1.794
02/13/32
(b)(d)
55,515
Truist Financial Corp. , MTN
((SOFR + 2.050%))
50,000 6.047
06/08/27
(b)(d)
49,434
US Bancorp
((SOFR + 2.020%))
145,000 5.775
06/12/29
(b)(d)
141,217
Wells Fargo & Co.
175,000 3.000
10/23/26
160,615
Wells Fargo & Co. , GMTN
50,000 4.300
07/22/27
47,104
Wells Fargo & Co. , MTN
25,000 3.750
01/24/24
(b)
24,821
((SOFR + 1.980%))
215,000 4.808
07/25/28
(b)(d)
205,118
((SOFR + 2.100%))
408,000 4.897
07/25/33
(b)(d)
369,350
((TSFR3M + 4.502%))
25,000 5.013
04/04/51
(b)(d)
20,976
7,210,790
Beverages – 0.5%
Constellation Brands, Inc.
50,000 4.400
11/15/25
(b)
48,630
50,000 3.600
02/15/28
(b)
45,943
25,000 3.150
08/01/29
(b)
21,907
100,000 2.250
08/01/31
(b)
77,794
90,000 4.750
05/09/32
(b)
83,256
Keurig Dr Pepper, Inc.
225,000 4.597
05/25/28
(b)
216,239
25,000 3.800
05/01/50
(b)
17,657
100,000 4.500
04/15/52
(b)
78,651
590,077
Biotechnology – 0.6%
Amgen, Inc.
70,000 3.125
05/01/25
(b)
67,194
239,000 5.250
03/02/30
(b)
233,413
100,000 4.200
03/01/33
(b)
88,679
238,000 5.250
03/02/33
(b)
227,447
Royalty Pharma PLC
75,000 1.200
09/02/25
(b)
68,165
684,898
Building Materials – 0.3%
Carrier Global Corp.
150,000 2.493
02/15/27
(b)
135,067
75,000 2.722
02/15/30
(b)
62,528
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA
25,000 4.900
12/01/32
(b)
23,849
Martin Marietta Materials, Inc.
175,000 3.200
07/15/51
(b)
109,505

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Building Materials – (continued)
Masco Corp.
$ 50,000 1.500%
02/15/28
(b)
$ 41,890
372,839
Chemicals – 0.3%
DuPont de Nemours, Inc.
50,000 4.493
11/15/25
(b)
48,807
Ecolab, Inc.
4,000 2.750
08/18/55
(b)
2,260
Huntsman International LLC
25,000 4.500
05/01/29
(b)
22,587
International Flavors & Fragrances, Inc.
75,000 1.832
10/15/27
(b)(c)
62,185
150,000 2.300
11/01/30
(b)(c)
112,857
50,000 3.268
11/15/40
(b)(c)
31,316
Sherwin-Williams Co. (The)
25,000 3.450
06/01/27
(b)
23,268
50,000 2.950
08/15/29
(b)
43,209
346,489
Commercial Services – 0.4%
CoStar Group, Inc.
100,000 2.800
07/15/30
(b)(c)
80,256
Emory University , Series 2020
140,000 2.143
09/01/30
(b)
114,146
Global Payments, Inc.
50,000 2.650
02/15/25
(b)
47,645
PayPal Holdings, Inc.
150,000 1.650
06/01/25
(b)
140,366
75,000 2.650
10/01/26
(b)
69,151
25,000 2.850
10/01/29
(b)
21,678
S&P Global, Inc.
75,000 4.250
05/01/29
(b)
70,712
543,954
Computers – 0.6%
Apple, Inc.
325,000 2.450
08/04/26
(b)
302,037
Dell International LLC / EMC Corp.
52,000 5.850
07/15/25
(b)
51,917
125,000 6.020
06/15/26
(b)
125,383
25,000 5.300
10/01/29
(b)
24,256
Hewlett Packard Enterprise Co.
150,000 4.450
10/02/23
(b)
150,000
45,000 4.900
10/15/25
(b)
44,167
697,760
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.
$ 100,000 3.250
(b)
87,175
Diversified Financial Services – 0.5%
Air Lease Corp.
75,000 3.375
07/01/25
(b)
71,179
Air Lease Corp. , GMTN
75,000 3.750
06/01/26
(b)
70,681
Air Lease Corp. , MTN
75,000 2.300
02/01/25
(b)
71,055
75,000 2.875
01/15/26
(b)
69,749
Ally Financial, Inc.
25,000 1.450
10/02/23
(b)
25,000
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Diversified Financial Services – (continued)
American Express Co.
$ 20,000 2.500%
07/30/24
(b)
$ 19,450
25,000 3.625
12/05/24
(b)
24,306
Aviation Capital Group LLC
50,000 1.950
01/30/26
(b)(c)
44,877
Capital One Financial Corp.
45,000 3.300
10/30/24
(b)
43,608
Discover Financial Services
75,000 3.750
03/04/25
(b)
71,865
Intercontinental Exchange, Inc.
50,000 3.000
06/15/50
(b)
30,845
Mastercard, Inc.
25,000 3.300
03/26/27
(b)
23,480
Nuveen LLC
25,000 4.000
11/01/28
(b)(c)
23,161
589,256
Electric – 1.1%
American Electric Power Co., Inc.
50,000 2.300
03/01/30
(b)
40,126
Arizona Public Service Co.
45,000 2.950
09/15/27
(b)
41,077
Avangrid, Inc.
25,000 3.200
04/15/25
(b)
23,906
Berkshire Hathaway Energy Co.
25,000 3.250
04/15/28
(b)
22,614
50,000 3.700
07/15/30
(b)
44,374
Dominion Energy, Inc.
50,000 3.071
08/15/24
(e)
48,692
Dominion Energy, Inc. , Series C
25,000 3.375
04/01/30
(b)
21,502
Entergy Corp.
45,000 2.950
09/01/26
(b)
41,584
Exelon Corp.
50,000 4.050
04/15/30
(b)
45,018
25,000 4.700
04/15/50
(b)
19,914
FirstEnergy Corp.
100,000 2.650
03/01/30
(b)
81,167
FirstEnergy Corp. , Series B
50,000 2.250
09/01/30
(b)
38,785
Florida Power & Light Co.
68,000 4.125
02/01/42
(b)
54,988
MidAmerican Energy Co.
25,000 3.650
04/15/29
(b)
22,868
NextEra Energy Capital Holdings, Inc.
70,000 1.900
06/15/28
(b)
59,233
NRG Energy, Inc.
75,000 3.750
06/15/24
(b)(c)
73,411
Ohio Power Co. , Series P
25,000 2.600
04/01/30
(b)
20,680
Pacific Gas and Electric Co.
25,000 2.100
08/01/27
(b)
21,347
50,000 2.500
02/01/31
(b)
37,968
25,000 3.300
08/01/40
(b)
16,049
25,000 3.500
08/01/50
(b)
14,901
Progress Energy, Inc.
95,000 7.000
10/30/31
100,025
Southern California Edison Co. , Series A
50,000 4.200
03/01/29
(b)
46,488

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Electric – (continued)
Southern Co. (The)
$ 60,000 3.250%
07/01/26
(b)
$ 56,249
Virginia Electric and Power Co.
75,000 2.450
12/15/50
(b)
40,014
Vistra Operations Co. LLC
125,000 3.550
07/15/24
(b)(c)
121,979
Xcel Energy, Inc.
250,000 3.350
12/01/26
(b)
232,925
1,387,884
Entertainment – 0.4%
Warnermedia Holdings, Inc.
250,000 4.054
03/15/29
(b)
223,004
375,000 4.279
03/15/32
(b)
318,256
541,260
Environmental Control – 0.4%
Republic Services, Inc.
75,000 2.500
08/15/24
(b)
72,826
100,000 1.750
02/15/32
(b)
74,489
Veralto Corp.
150,000 5.450
09/18/33
(b)(c)
145,244
Waste Connections, Inc.
51,000 4.200
01/15/33
(b)
45,438
Waste Management, Inc.
75,000 3.150
11/15/27
(b)
68,956
50,000 1.150
03/15/28
(b)
41,865
50,000 4.150
04/15/32
(b)
45,510
494,328
Food – 0.2%
General Mills, Inc.
75,000 4.200
04/17/28
(b)
70,663
Kraft Heinz Foods Co.
95,000 3.750
04/01/30
(b)
84,813
Mars, Inc.
25,000 2.700
04/01/25
(b)(c)
23,931
25,000 3.200
04/01/30
(b)(c)
21,943
Sysco Corp.
25,000 6.600
04/01/50
(b)
25,788
227,138
Gas – 0.1%
East Ohio Gas Co. (The)
25,000 1.300
06/15/25
(b)(c)
23,149
25,000 2.000
06/15/30
(b)(c)
19,471
NiSource, Inc.
95,000 3.490
05/15/27
(b)
87,926
25,000 3.600
05/01/30
(b)
21,782
152,328
Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000 4.250
(b)
22,351
Healthcare-Products – 0.3%
DH Europe Finance II Sarl
75,000 2.200
11/15/24
(b)
72,103
25,000 2.600
11/15/29
(b)
21,443
75,000 3.250
11/15/39
(b)
56,069
GE Healthcare Technologies, Inc.
100,000 6.377
11/22/52
(b)
101,384
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Healthcare-Products – (continued)
STERIS Irish FinCo UnLtd Co.
$ 75,000 2.700%
03/15/31
(b)
$ 60,718
Stryker Corp.
100,000 1.950
06/15/30
(b)
80,067
Thermo Fisher Scientific, Inc.
25,000 1.750
10/15/28
(b)
21,130
412,914
Healthcare-Services – 1.5%
Adventist Health System
30,000 2.952
03/01/29
(b)
25,938
Banner Health
120,000 2.338
01/01/30
(b)
99,244
Baylor Scott & White Holdings , Series 2021
40,000 1.777
11/15/30
(b)
31,060
Centene Corp.
150,000 4.250
12/15/27
(b)
138,183
110,000 2.625
08/01/31
(b)
84,222
CommonSpirit Health
225,000 6.461
11/01/52
(b)
234,043
HCA, Inc.
80,000 3.500
09/01/30
(b)
67,775
Humana, Inc.
18,000 5.500
03/15/53
(b)
16,367
Rush Obligated Group , Series 2020
60,000 3.922
11/15/29
(b)
54,976
Stanford Health Care , Series 2020
40,000 3.310
08/15/30
(b)
34,991
Sutter Health , Series 20A
40,000 2.294
08/15/30
(b)
32,270
UnitedHealth Group, Inc.
275,000 5.300
02/15/30
(b)
273,079
525,000 5.350
02/15/33
(b)
519,524
100,000 5.875
02/15/53
(b)
100,401
168,000 5.050
04/15/53
(b)
150,372
1,862,445
Home Builders – 0.1%
Lennar Corp.
70,000 4.750
(b)
67,377
Insurance – 0.2%
American International Group, Inc.
25,000 3.400
06/30/30
(b)
21,416
Arch Capital Group US, Inc.
36,000 5.144
11/01/43
30,799
Berkshire Hathaway Finance Corp.
75,000 1.850
03/12/30
(b)
61,394
Marsh & McLennan Cos., Inc.
50,000 4.375
03/15/29
(b)
47,377
Principal Financial Group, Inc.
50,000 3.100
11/15/26
(b)
46,249
75,000 2.125
06/15/30
(b)
59,599
Willis North America, Inc.
25,000 2.950
09/15/29
(b)
21,308
288,142
Internet – 0.7%
Amazon.com, Inc.
335,000 5.200
12/03/25
(b)
334,819
45,000 4.800
12/05/34
(b)
43,281
15,000 3.875
08/22/37
(b)
12,776

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Internet – (continued)
Amazon.com, Inc. – (continued)
$ 50,000 3.100%
05/12/51
(b)
$ 32,961
Expedia Group, Inc.
14,000 4.625
08/01/27
(b)
13,351
35,000 3.800
02/15/28
(b)
31,955
14,000 2.950
03/15/31
(b)
11,252
Meta Platforms, Inc.
250,000 3.500
08/15/27
(b)
235,724
88,000 3.850
08/15/32
(b)
78,089
Netflix, Inc.
90,000 4.875
06/15/30
(b)(c)
85,089
879,297
Iron/Steel – 0.1%
Steel Dynamics, Inc.
20,000 2.400
06/15/25
(b)
18,782
50,000 1.650
10/15/27
(b)
42,523
61,305
Lodging – 0.2%
Hyatt Hotels Corp.
75,000 1.800
10/01/24
(b)
71,941
Marriott International, Inc.
125,000 5.000
10/15/27
(b)
121,647
Marriott International, Inc. , Series HH
125,000 2.850
04/15/31
(b)
100,513
294,101
Machinery-Diversified – 0.2%
Ingersoll Rand, Inc.
90,000 5.700
08/14/33
(b)
86,864
Otis Worldwide Corp.
25,000 2.293
04/05/27
(b)
22,472
150,000 2.565
02/15/30
(b)
124,346
233,682
Media – 0.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital
320,000 4.908
07/23/25
(b)
312,717
Comcast Corp.
45,000 3.375
08/15/25
(b)
43,270
50,000 3.950
10/15/25
(b)
48,509
25,000 3.300
02/01/27
(b)
23,348
75,000 3.300
04/01/27
(b)
69,852
225,000 3.150
02/15/28
(b)
205,493
125,000 4.150
10/15/28
(b)
118,395
25,000 3.750
04/01/40
(b)
19,354
25,000 4.700
10/15/48
(b)
21,114
Fox Corp.
25,000 4.030
01/25/24
(b)
24,818
25,000 4.709
01/25/29
(b)
23,652
Walt Disney Co. (The)
25,000 3.700
09/15/24
(b)
24,522
935,044
Mining – 0.0%
Newmont Corp.
75,000 2.250
(b)
59,777
Miscellaneous Manufacturing – 0.2%
Eaton Corp.
175,000 4.150
03/15/33
(b)
158,130
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Miscellaneous Manufacturing – (continued)
General Electric Co.
$ 50,000 6.750%
03/15/32
$ 54,196
212,326
Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000 7.875
09/15/31
74,589
Phillips 66
25,000 1.300
02/15/26
(b)
22,594
97,183
Packaging & Containers – 0.0%
Berry Global, Inc.
50,000 1.570
(b)
45,187
Pharmaceuticals – 1.5%
AbbVie, Inc.
49,000 4.300
05/14/36
(b)
42,976
125,000 4.050
11/21/39
(b)
102,052
148,000 4.250
11/21/49
(b)
117,219
Becton Dickinson and Co.
12,000 3.363
06/06/24
(b)
11,787
100,000 2.823
05/20/30
(b)
84,089
Bristol-Myers Squibb Co.
75,000 2.950
03/15/32
(b)
62,623
25,000 4.250
10/26/49
(b)
19,819
Cencora, Inc.
75,000 3.450
12/15/27
(b)
69,521
Cigna Group (The)
50,000 2.400
03/15/30
(b)
40,939
250,000 2.375
03/15/31
(b)
199,373
125,000 4.800
08/15/38
(b)
109,955
75,000 4.900
12/15/48
(b)
63,213
CVS Health Corp.
25,000 2.625
08/15/24
(b)
24,300
350,000 2.125
09/15/31
(b)
267,596
175,000 4.780
03/25/38
(b)
150,573
Pfizer Investment Enterprises Pte Ltd.
275,000 4.750
05/19/33
(b)
260,591
Pfizer, Inc.
75,000 3.450
03/15/29
(b)
68,970
Zoetis, Inc.
45,000 3.000
09/12/27
(b)
41,283
150,000 2.000
05/15/30
(b)
120,038
1,856,917
Pipelines – 1.3%
Cheniere Energy Partners LP
75,000 5.950
06/30/33
(b)(c)
72,341
Columbia Pipelines Operating Co. LLC
240,000 6.036
11/15/33
(b)(c)
234,467
Energy Transfer LP
15,000 4.250
04/01/24
(b)
14,850
50,000 2.900
05/15/25
(b)
47,488
25,000 5.250
04/15/29
(b)
23,968
275,000 5.750
02/15/33
(b)
264,583
5,000 6.000
06/15/48
(b)
4,437
Kinder Morgan, Inc.
275,000 4.300
03/01/28
(b)
258,571
MPLX LP
75,000 2.650
08/15/30
(b)
60,520
35,000 4.500
04/15/38
(b)
28,295

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Pipelines – (continued)
MPLX LP – (continued)
$ 25,000 5.500%
02/15/49
(b)
$ 21,166
Plains All American Pipeline LP / PAA Finance Corp.
35,000 3.850
10/15/23
(b)
34,954
25,000 3.800
09/15/30
(b)
21,446
Sabine Pass Liquefaction LLC
75,000 5.625
03/01/25
(b)
74,510
75,000 5.000
03/15/27
(b)
72,746
Targa Resources Corp.
55,000 4.200
02/01/33
(b)
46,771
Western Midstream Operating LP
75,000 3.100
02/01/25
(b)
71,854
25,000 5.450
04/01/44
(b)
20,169
20,000 5.300
03/01/48
(b)
15,637
Williams Cos., Inc. (The)
25,000 3.900
01/15/25
(b)
24,325
35,000 4.000
09/15/25
(b)
33,713
125,000 5.650
03/15/33
(b)
120,853
1,567,664
REITS – 1.4%
Agree LP
170,000 4.800
10/01/32
(b)
150,722
Alexandria Real Estate Equities, Inc.
25,000 3.375
08/15/31
(b)
20,822
American Homes 4 Rent LP
50,000 4.900
02/15/29
(b)
47,131
30,000 2.375
07/15/31
(b)
22,862
American Tower Corp.
75,000 3.375
05/15/24
(b)
73,779
100,000 2.400
03/15/25
(b)
94,788
75,000 2.100
06/15/30
(b)
58,388
Crown Castle, Inc.
60,000 3.650
09/01/27
(b)
55,111
CubeSmart LP
45,000 4.000
11/15/25
(b)
43,054
60,000 2.500
02/15/32
(b)
45,643
Essex Portfolio LP
50,000 3.000
01/15/30
(b)
41,499
Healthcare Realty Holdings LP
25,000 2.050
03/15/31
(b)
18,061
Host Hotels & Resorts LP , Series J
42,000 2.900
12/15/31
(b)
32,234
Invitation Homes Operating Partnership LP
75,000 2.300
11/15/28
(b)
62,776
195,000 2.000
08/15/31
(b)
144,222
Kilroy Realty LP
20,000 4.750
12/15/28
(b)
18,060
Mid-America Apartments L.P.
50,000 1.700
02/15/31
(b)
38,108
National Retail Properties, Inc.
35,000 3.900
06/15/24
(b)
34,409
45,000 4.000
11/15/25
(b)
43,091
Prologis L.P.
25,000 1.750
07/01/30
(b)
19,421
125,000 4.625
01/15/33
(b)
115,457
Realty Income Corp.
25,000 3.950
08/15/27
(b)
23,391
Regency Centers LP
100,000 2.950
09/15/29
(b)
84,991
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
REITS – (continued)
Retail Opportunity Investments Partnership LP
$ 200,000 6.750%
10/15/28
(b)
$ 197,221
Spirit Realty LP
75,000 3.400
01/15/30
(b)
62,641
UDR, Inc. , MTN
25,000 2.100
08/01/32
(b)
17,992
100,000 1.900
03/15/33
(b)
70,163
Ventas Realty LP
45,000 3.500
02/01/25
(b)
43,295
WP Carey, Inc.
20,000 4.600
04/01/24
(b)
19,824
30,000 4.000
02/01/25
(b)
29,171
25,000 3.850
07/15/29
(b)
22,038
25,000 2.400
02/01/31
(b)
19,361
1,769,726
Retail – 1.3%
7-Eleven, Inc.
100,000 1.300
02/10/28
(b)(c)
83,576
AutoNation, Inc.
83,000 4.500
10/01/25
(b)
80,063
25,000 1.950
08/01/28
(b)
20,343
Dollar Tree, Inc.
50,000 4.000
05/15/25
(b)
48,389
50,000 4.200
05/15/28
(b)
46,507
Home Depot, Inc. (The)
25,000 3.900
12/06/28
(b)
23,565
150,000 3.250
04/15/32
(b)
128,618
25,000 4.250
04/01/46
(b)
19,996
Lowe's Cos., Inc.
25,000 3.100
05/03/27
(b)
23,023
75,000 1.700
09/15/28
(b)
62,589
300,000 3.750
04/01/32
(b)
259,716
375,000 5.000
04/15/33
(b)
352,882
25,000 3.000
10/15/50
(b)
14,707
50,000 4.250
04/01/52
(b)
36,898
McDonald's Corp. , MTN
79,000 4.600
09/09/32
(b)
74,063
25,000 4.200
04/01/50
(b)
19,381
Starbucks Corp.
75,000 3.800
08/15/25
(b)
72,583
100,000 4.000
11/15/28
(b)
93,950
68,000 3.000
02/14/32
(b)
56,155
Tractor Supply Co.
50,000 1.750
11/01/30
(b)
37,992
Walgreens Boots Alliance, Inc.
41,000 4.100
04/15/50
(b)
25,468
1,580,464
Semiconductors – 0.5%
Applied Materials, Inc.
25,000 1.750
06/01/30
(b)
20,001
Broadcom, Inc.
74,000 4.150
04/15/32
(b)(c)
64,052
100,000 3.419
04/15/33
(b)(c)
79,697
50,000 3.469
04/15/34
(b)(c)
39,213
162,000 3.137
11/15/35
(b)(c)
118,064
100,000 3.500
02/15/41
(b)(c)
69,251
Intel Corp.
175,000 5.200
02/10/33
(b)
169,382

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Semiconductors – (continued)
Intel Corp. – (continued)
$ 75,000 3.050%
08/12/51
(b)
$ 45,287
Micron Technology, Inc.
50,000 2.703
04/15/32
(b)
38,160
643,107
Software – 1.5%
Adobe, Inc.
50,000 2.150
02/01/27
(b)
45,383
75,000 2.300
02/01/30
(b)
63,066
Fiserv, Inc.
100,000 2.750
07/01/24
(b)
97,584
25,000 4.200
10/01/28
(b)
23,427
Intuit, Inc.
25,000 1.350
07/15/27
(b)
21,603
Oracle Corp.
150,000 4.500
05/06/28
(b)
142,978
34,000 2.950
04/01/30
(b)
28,555
175,000 4.650
05/06/30
(b)
163,584
275,000 2.875
03/25/31
(b)
224,641
250,000 6.250
11/09/32
(b)
252,942
157,000 4.900
02/06/33
(b)
144,597
225,000 6.900
11/09/52
(b)
231,690
50,000 3.850
04/01/60
(b)
31,871
Roper Technologies, Inc.
50,000 4.200
09/15/28
(b)
47,026
ServiceNow, Inc.
125,000 1.400
09/01/30
(b)
95,623
Take-Two Interactive Software, Inc.
85,000 3.700
04/14/27
(b)
79,580
VMware, Inc.
25,000 1.800
08/15/28
(b)
20,734
100,000 2.200
08/15/31
(b)
75,277
Workday, Inc.
75,000 3.500
04/01/27
(b)
69,955
25,000 3.800
04/01/32
(b)
21,424
1,881,540
Telecommunications – 1.9%
AT&T, Inc.
288,000 2.300
06/01/27
(b)
255,038
150,000 4.350
03/01/29
(b)
139,455
50,000 2.750
06/01/31
(b)
40,053
478,000 2.550
12/01/33
(b)
350,861
25,000 4.900
08/15/37
(b)
21,653
60,000 4.850
03/01/39
(b)
50,658
75,000 3.500
06/01/41
(b)
52,107
25,000 4.350
06/15/45
(b)
18,584
25,000 5.150
11/15/46
(b)
20,823
25,000 4.500
03/09/48
(b)
18,941
25,000 3.650
06/01/51
(b)
16,109
T-Mobile USA, Inc.
49,000 3.500
04/15/25
(b)
47,270
75,000 1.500
02/15/26
(b)
67,971
153,000 3.750
04/15/27
(b)
142,874
25,000 4.750
02/01/28
(b)
23,969
175,000 2.050
02/15/28
(b)
150,613
83,000 3.875
04/15/30
(b)
73,469
75,000 2.875
02/15/31
(b)
60,847
75,000 3.500
04/15/31
(b)
63,347
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Telecommunications – (continued)
T-Mobile USA, Inc. – (continued)
$ 500,000 5.200%
01/15/33
(b)
$ 472,271
25,000 3.000
02/15/41
(b)
16,559
Verizon Communications, Inc.
108,000 4.329
09/21/28
101,416
200,000 2.550
03/21/31
(b)
159,115
2,364,003
Transportation – 0.4%
Burlington Northern Santa Fe LLC
25,000 4.050
06/15/48
(b)
19,302
CSX Corp.
175,000 3.800
03/01/28
(b)
164,364
100,000 4.100
11/15/32
(b)
89,836
FedEx Corp.
45,000 3.400
02/15/28
(b)
41,353
75,000 5.250
05/15/50
(b)
65,788
Union Pacific Corp.
125,000 2.800
02/14/32
(b)
102,794
483,437
TOTAL CORPORATE BONDS
(Cost $37,333,435)
33,579,300
a
Asset- Backed Securities – 7.4%
Collateralized Debt Obligations – 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. , Series 2022-
FL1, Class A (SOFR + 1.450%)
250,000 6.763
(b)(c)(d)
247,187
Collateralized Loan Obligations – 4.3%
AMMC CLO XI Ltd. , Series 2012-11A, Class A1R2 (TSFR3M +
1.272%)
466,843
6.641
04/30/31
(b)
(c)(d)
464,416
Cathedral Lake VIII Ltd. , Series 2021-8A, Class C (TSFR3M +
2.882%)
200,000
8.215
01/20/35
(b)
(c)(d)
193,676
CBAM Ltd. , Series 2018-5A, Class A (TSFR3M + 1.282%)
521,602
6.590
04/17/31
(b)
(c)(d)
518,899
Cedar Funding IX CLO Ltd. , Series 2018-9A, Class A1 (TSFR3M
+ 1.242%)
250,000
6.568
04/20/31
(b)
(c)(d)
249,380
CFIP CLO Ltd. , Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000
6.808
01/20/35
(b)
(c)(d)
688,839
CFIP CLO Ltd. , Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000
7.988
01/20/35
(b)
(c)(d)
288,432
Crown City CLO I , Series 2020-1A, Class A1AR (TSFR3M +
1.452%)
250,000
6.778
07/20/34
(b)
(c)(d)
247,622
Diameter Capital CLO 1 Ltd. , Series 2021-1A, Class A1A
(TSFR3M + 1.502%)
425,000
6.810
07/15/36
(b)
(c)(d)
420,034

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
HalseyPoint CLO Ltd. , Series 2020-3A, Class A1A (TSFR3M +
1.712%)
$ 250,000
7.081%
11/30/32
(b)
(c)(d)
$ 249,343
Hayfin US XII Ltd. , Series 2018-8A, Class A (TSFR3M + 1.382%)
249,128
6.708
04/20/31
(b)
(c)(d)
248,552
Jamestown CLO XV Ltd. , Series 2020-15A, Class A (TSFR3M +
1.602%)
300,000
6.910
04/15/33
(b)
(c)(d)
297,676
Marble Point CLO XVII Ltd. , Series 2020-1A, Class A (TSFR3M
+ 1.562%)
500,000
6.888
04/20/33
(b)
(c)(d)
496,661
Pikes Peak CLO 12 Ltd. , Series 2023-12A, Class A (TSFR3M +
2.100%)
350,000
7.037
04/20/36
(b)
(c)(d)
350,767
Southwick Park CLO LLC , Series 2019-4A, Class A1R (TSFR3M
+ 1.322%)
250,000
6.648
07/20/32
(b)
(c)(d)
248,961
Venture CLO Ltd. , Series 2020-39A, Class A1 (TSFR3M +
1.542%)
275,000
6.850
04/15/33
(b)
(c)(d)
272,399
5,235,657
Diversified Financial Services – 2.9%
Barclays Dryrock Issuance Trust , Series 2023-1, Class A
600,000 4.720
02/15/29
589,429
Benefit Street Partners CLO Xxx Ltd. , Series 2023-30A, Class A
(TSFR3M + 2.100%)
350,000
7.451
04/25/36
(b)
(c)(d)
351,704
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
300,000 4.950
10/15/27
296,736
Discover Card Execution Note Trust , Series 2023-A1, Class A
300,000 4.310
03/15/28
291,747
HalseyPoint CLO Ltd. , Series 2023-7A, Class A (TSFR3M +
2.250%)
600,000
7.509
07/20/36
(b)
(c)(d)
605,215
Hyundai Auto Lease Securitization Trust , Series 2021-B, Class A4
284,532 0.380
08/15/25
(b)(c)
283,119
Hyundai Auto Lease Securitization Trust , Series 2022-A, Class A4
300,000 1.320
12/15/25
(b)(c)
291,888
Hyundai Auto Receivables Trust , Series 2023-A, Class A2A
300,000 5.190
12/15/25
(b)
299,490
Nissan Auto Receivables Owner Trust , Series 2023-A, Class A2A
300,000 5.340
02/17/26
(b)
299,528
World Omni Auto Receivables Trust , Series 2023-B, Class A2A
300,000 5.250
11/16/26
(b)
299,346
3,608,202
TOTAL ASSET- BACKED SECURITIES
(Cost $9,148,922)
9,091,046
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – 4.9%
Agriculture – 0.1%
BAT Capital Corp. ( United Kingdom )
$ 25,000 3.222%
08/15/24
(b)
$ 24,404
100,000 2.259
03/25/28
(b)
84,542
25,000 4.540
08/15/47
(b)
17,199
126,145
Banks – 2.3%
Banco Santander SA ( Spain )
200,000 2.746
05/28/25
188,408
400,000 6.921
08/08/33
382,667
Barclays PLC ( United Kingdom )
((SOFR + 2.714%))
200,000 2.852
05/07/26
(b)(d)
188,740
BNP Paribas SA ( France )
200,000 3.375
01/09/25
(c)
193,110
((SOFR + 1.004%))
200,000
1.323
01/13/27
(b)
(c)(d)
179,088
BPCE SA ( France )
((SOFR + 1.730%))
250,000
3.116
10/19/32
(b)
(c)(d)
186,403
Credit Suisse AG ( Switzerland )
250,000 1.250
08/07/26
218,459
HSBC Holdings PLC ( United Kingdom )
((SOFR + 1.538%))
200,000 1.645
04/18/26
(b)(d)
185,811
ING Groep NV ( Netherlands )
((US 1 Year CMT T-Note +
1.100%))
200,000
1.400
07/01/26
(b)
(c)(d)
183,699
Macquarie Group Ltd. ( Australia )
((SOFR + 1.069%))
50,000
1.340
01/12/27
(b)
(c)(d)
44,686
Toronto-Dominion Bank (The) ( Canada )
175,000 4.456
06/08/32
157,090
UBS Group AG ( Switzerland )
250,000 4.550
04/17/26
240,173
((US 1 Year CMT T-Note +
1.100%))
200,000
2.746
02/11/33
(b)
(c)(d)
150,810
((SOFR + 5.020%))
250,000
9.016
11/15/33
(b)
(c)(d)
288,940
Westpac Banking Corp. ( Australia )
((US 5 Year CMT T-Note +
2.000%))
25,000 4.110
07/24/34
(b)(d)
21,591
Westpac Banking Corp. , GMTN ( Australia )
((USISOA05 + 2.236%))
25,000 4.322
11/23/31
(b)(d)
23,164
2,832,839
Beverages – 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
335,000 4.700
02/01/36
(b)
306,963

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Beverages – (continued)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. (Belgium) – (continued)
$ 115,000 4.900%
02/01/46
(b)
$ 100,146
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
175,000 4.750
01/23/29
(b)
169,681
25,000 8.200
01/15/39
30,513
25,000 4.950
01/15/42
22,626
100,000 4.600
04/15/48
(b)
84,604
25,000 4.500
06/01/50
(b)
20,817
JDE Peet's NV ( Netherlands )
150,000 1.375
01/15/27
(b)(c)
129,351
864,701
Biotechnology – 0.0%
CSL Finance PLC ( Australia )
25,000 3.850
(b)(c)
23,665
Coal – 0.0%
Teck Resources Ltd. ( Canada )
18,000 3.900
(b)
15,632
Commercial Services – 0.1%
DP World Crescent Ltd. , EMTN ( United Arab Emirates )
200,000 3.875 181,275
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
250,000 2.450
10/29/26
(b)
224,114
225,000 3.000
10/29/28
(b)
192,635
Avolon Holdings Funding Ltd. ( Ireland )
25,000 3.950
07/01/24
(b)(c)
24,480
100,000 2.875
02/15/25
(b)(c)
94,353
25,000 4.250
04/15/26
(b)(c)
23,519
559,101
Machinery-Construction & Mining – 0.1%
Weir Group PLC (The) ( United Kingdom )
200,000 2.200
(b)(c)
179,779
Mining – 0.2%
Glencore Funding LLC ( Australia )
75,000 4.125
03/12/24
(b)(c)
74,333
25,000 4.625
04/29/24
(c)
24,749
75,000 1.625
04/27/26
(b)(c)
67,534
150,000 2.625
09/23/31
(b)(c)
115,651
Newcrest Finance Pty Ltd. ( Australia )
25,000 3.250
05/13/30
(b)(c)
21,201
303,468
Oil & Gas – 0.2%
Saudi Arabian Oil Co. ( Saudi Arabia )
220,000 3.500 197,846
Pharmaceuticals – 0.2%
Bayer US Finance II LLC ( Germany )
200,000 3.875
(b)(c)
199,149
Pipelines – 0.3%
Enbridge, Inc. ( Canada )
111,000 5.700
03/08/33
(b)
106,338
125,000 2.500
08/01/33
(b)
92,782
Galaxy Pipeline Assets Bidco Ltd. ( United Arab Emirates )
189,970 2.940
09/30/40
146,039
345,159
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Semiconductors – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
$ 25,000 3.400%
05/01/30
(b)
$ 21,366
125,000 2.500
05/11/31
(b)
97,535
125,000 2.650
02/15/32
(b)
96,717
215,618
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
25,000 2.050
(b)
20,214
TOTAL FOREIGN BONDS
(Cost $6,756,426)
6,064,591
a
Commercial Mortgage-Backed Securities – 2.9%
a
3650R Commercial Mortgage Trust , Series 2021-PF1, Class AS
150,000 2.778
11/15/54
(d)
109,871
BANK , Series 2019-BN21, Class A5
150,000 2.851
10/17/52
(b)
125,780
BANK , Series 2021-BN32, Class A5
150,000 2.643
04/15/54
(b)
120,487
BANK , Series 2022-BNK43, Class A5
200,000 4.399
08/15/55
(b)
178,785
BANK , Series 2023-BNK46, Class A4
200,000 5.745
08/15/56
(b)
197,757
BANK5 , Series 2023-5YR2, Class A3
250,000 6.656
06/15/28
(b)
255,036
BANK5 , Series 2023-5YR3, Class A3
200,000 6.724
09/15/56
(b)(d)
204,838
BBCMS Mortgage Trust , Series 2022-C17, Class A5
450,000 4.441
09/15/55
(b)
404,661
BBCMS Mortgage Trust , Series 2023-C21, Class AS
175,000 6.506
09/15/56
(b)(d)
172,803
Benchmark Mortgage Trust , Series 2023-B39, Class A5
150,000 5.754
07/15/56
(b)
148,431
BX Commercial Mortgage Trust , Series 2023-VLT2, Class A
(TSFR1M + 2.281%)
250,000 7.613
06/15/40
(c)(d)
249,582
BX Trust , Series 2021-ARIA, Class C (TSFR1M + 1.760%)
150,000 7.092
10/15/36
(c)(d)
144,637
BX Trust , Series 2022-PSB, Class A (TSFR1M + 2.451%)
89,262 7.783
08/15/39
(c)(d)
89,206
Cantor Commercial Real Estate Lending , Series 2019-CF3, Class
A4
100,000 3.006
01/15/53
(b)
84,129
Citigroup Commercial Mortgage Trust , Series 2023-PRM3, Class
A
200,000 6.572
07/10/28
(c)(d)
199,235
DOLP Trust , Series 2021-NYC, Class A
200,000 2.956
05/10/41
(c)
152,049
EQUS Mortgage Trust , Series 2021-EQAZ, Class A (TSFR1M +
0.869%)
199,996
6.202
10/15/38
(b)
(c)(d)
195,246
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-152, Class A2
200,000 3.780
11/25/32
(b)(d)
177,940
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series KF153, Class AS (SOFR + 0.680%)
200,000 5.991
02/25/33
(b)(d)
199,439

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
GS Mortgage Securities Trust , Series 2017-GS7, Class A4
$ 200,000 3.430%
08/10/50
(b)
$ 179,184
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,912,977)
3,589,096
a
U.S. Government Agency Securities – 2.4%
a
Federal Farm Credit Banks Funding Corp.
460,000 2.900
04/12/32
392,292
230,000 3.300
05/19/32
200,985
130,000 3.500
09/01/32
114,947
600,000 2.850
03/28/34
489,311
340,000 3.080
03/30/37
268,111
Federal Home Loan Banks
100,000 3.375
12/08/23
99,617
250,000 3.375
09/10/32
218,387
430,000 4.750
12/10/32
422,258
Federal National Mortgage Association
400,000 1.875
09/24/26
367,251
400,000 6.250
05/15/29
429,723
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $3,421,883)
3,002,882
a
Foreign Government Securities – 1.3%
Sovereign – 1.3%
Indonesia Government International Bond
200,000 4.850
01/11/33
(b)
190,294
200,000 3.050
03/12/51
129,264
Israel Government AID Bond
200,000 5.500
12/04/23
(f)
199,960
100,000 5.500
04/26/24
(f)
99,837
Mexico Government International Bond
400,000 3.250
04/16/30
(b)
339,900
110,000 1.450
10/25/33
(b)
81,882
200,000 4.280
08/14/41
(b)
147,995
Panama Government International Bond
200,000 6.875
01/31/36
(b)
200,527
Peruvian Government International Bond
50,000 3.230
07/28/21
(b)
25,890
Romanian Government International Bond
40,000 3.000
02/27/27
(c)
36,329
10,000 2.124
07/16/31
(c)
7,818
30,000 2.625
12/02/40
(c)
18,572
10,000 4.625
04/03/49
(c)
7,814
Romanian Government International Bond , EMTN
50,000 2.875
03/11/29
46,197
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $1,826,838)
1,532,279
a
Municipal Bonds – 1.0%
Arizona – 0.0%
City of Tucson AZ , Series A
25,000 1.932 19,294
California – 0.5%
California Health Facilities Financing Authority
125,000 3.478
06/01/29
114,583
100,000 3.790
06/01/32
88,893
Principal
Amount Interest Rate Maturity Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
$ 50,000 1.877%
02/01/31
$ 38,963
Municipal Improvement Corp. of Los Angeles , Series A
35,000 1.648
11/01/28
29,270
80,000 2.074
11/01/30
63,767
Port of Oakland , Series R
80,000 2.199
05/01/31
64,224
San Francisco Municipal Transportation Agency , Series A
30,000 1.302
03/01/28
25,461
San Jose Financing Authority
25,000 1.812
06/01/29
20,625
25,000 1.862
06/01/30
19,939
State of California
105,000 7.625
03/01/40
123,082
588,807
Florida – 0.0%
State Board of Administration Finance Corp. , Series A
70,000 2.154 56,063
Illinois – 0.2%
Chicago O'Hare International Airport , Series D
85,000 2.346
01/01/30
71,653
State of Illinois GO Bonds
25,000 5.100
06/01/33
23,732
85,714 7.350
07/01/35
89,280
184,665
Louisiana – 0.1%
City of New Orleans LA Water System Revenue
25,000 1.008
12/01/26
21,839
Louisiana Local Government Environmental Facilities &
Community Development Auth , Series 2022-ELL, Class A3
140,000 4.275
02/01/36
127,258
149,097
New York – 0.1%
City of New York NY , Series 2
40,000 1.940
03/01/29
33,641
Metropolitan Transportation Authority , Series A2
25,000 5.989
11/15/30
25,574
New York City Transitional Finance Authority Future Tax Secured
Revenue , Series B2
10,000 3.590
08/01/27
9,432
68,647
Ohio – 0.1%
American Municipal Power, Inc. , Series E
95,000 6.270 97,495
TOTAL MUNICIPAL BONDS
(Cost $1,291,660)
1,164,068
a
Collateralized Mortgage Obligations – 0.4%
a
Alternative Loan Trust , Series 2005-38, Class A1
38,527 6.126
09/25/35
(b)(d)
33,444
Chase Home Lending Mortgage Trust , Series 2023-RPL2, Class
A1
150,000
3.250
03/25/63
(b)
(c)(d)
128,189

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Connecticut Avenue Securities Trust , Series 2021-R01, Class 1M2
$ 44,000
6.865%
10/25/41
(b)
(c)(d)
$ 43,888
Connecticut Avenue Securities Trust , Series 2021-R03, Class 1M2
42,000
6.965
12/25/41
(b)
(c)(d)
41,168
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M1
33,474
7.215
04/25/42
(b)
(c)(d)
33,555
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M2
36,000
8.315
04/25/42
(b)
(c)(d)
36,527
Federal Home Loan Mortgage Corporation , Series 2020-DNA5,
Class M2
10,415
8.115
10/25/50
(b)
(c)(d)
10,559
Federal Home Loan Mortgage Corporation , Series 2021-DNA5,
Class M2
20,121
6.965
01/25/34
(b)
(c)(d)
20,101
Federal Home Loan Mortgage Corporation , Series 2022-DNA1,
Class M1A
75,265
6.315
01/25/42
(b)
(c)(d)
74,571
Federal Home Loan Mortgage Corporation , Series 2022-DNA3,
Class M1A
29,253
7.315
04/25/42
(b)
(c)(d)
29,466
JP Morgan Mortgage Trust , Series 2021-6, Class A3
89,969
2.500
10/25/51
(b)
(c)(d)
68,289
Wells Fargo Mortgage Backed Securities Trust , Series 2019-3,
Class A1
6,106
3.500
07/25/49
(b)
(c)(d)
5,250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $554,904)
525,007
a
U.S. Treasury Obligations – 16.7%
a
U.S. Treasury Bonds
1,640,000 3.125
(g)
11/15/41
1,289,194
1,550,000 2.750
(g)
08/15/42
1,135,133
2,310,000 2.750
(g)
11/15/42
1,685,578
230,000 3.000
(g)
02/15/49
168,188
230,000 2.875
(g)
05/15/49
164,127
420,000 2.250
(g)
08/15/49
261,450
2,930,000 2.375
(g)
11/15/49
1,875,658
610,000 2.000
(g)
02/15/50
356,087
480,000 2.375
(g)
05/15/51
304,575
170,000 2.000
(g)
08/15/51
98,148
160,000 2.250
(g)
02/15/52
98,250
1,630,000 4.000
(g)
11/15/52
1,445,352
U.S. Treasury Notes
620,000 2.500
(g)
05/31/24
607,915
620,000 3.000
(g)
06/30/24
608,690
1,250,000 3.000
(g)
07/31/24
1,224,463
620,000 4.250
(g)
09/30/24
612,759
620,000 4.250
(g)
12/31/24
611,523
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Notes – (continued)
$ 636,000 0.375%
(g)
12/31/25
$ 574,884
4,050,000 0.750
(g)
03/31/26
3,661,770
1,720,000 0.625
(g)
07/31/26
1,530,934
140,000 1.250
(g)
03/31/28
120,837
970,000 2.875
(g)
05/15/28
898,841
1,180,000 1.250
(g)
06/30/28
1,010,467
250,000 3.125
(g)
11/15/28
232,754
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,121,844)
20,577,577
TOTAL INVESTMENTS – 124.3%
(Cost $167,109,995)
$ 152,826,476
LIABILITIES IN EXCESS OF OTHER ASSETS
– (24.3)%
(29,916,312)
NET ASSETS – 100.0%
$ 122,910,164
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
TBA (To Be Announced) Securities are purchased on a forward
commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $33,417,290 which represents approximately 27.2% of the Fund’s net assets as of September 30, 2023.
(b)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
September 30, 2023.
(e)
Step coupon.
(f)
Guaranteed by the United States Government. Total market value of
$299,797, which represents 0.3% of net assets as of September 30, 2023.
(g)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
GO — General Obligation
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIO — Sterling Overnight Index Average

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Investment Abbreviations: (continued)
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At September 30, 2023, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
USD 388,536 GBP 304,123 10/30/2023 $ 17,409
USD 239,157 SEK 2,579,932 11/8/2023 2,651
USD 240,097 CAD 325,543 11/20/2023 252
USD 105,495 AUD 163,644 11/21/2023 96
USD 118,121 JPY 17,133,662 11/22/2023 2,483
USD 1,105,097 EUR 1,031,723 12/6/2023 11,092
USD 249,244 EUR 231,895 12/20/2023 3,126
USD 227,190 GBP 182,291 12/20/2023 4,647
TOTAL
$ 41,756
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
GBP 274,786 USD 351,056 10/30/2023 (15,730)
SEK 2,573,751 USD 238,584 11/8/2023 (2,645)
CAD 339,106 USD 250,101 11/20/2023 (262)
EUR 843,335 USD 903,311 12/6/2023 (9,066)
CHF 490,737 USD 555,688 12/20/2023 (14,654)
JPY 63,126,491 USD 435,668 12/20/2023 (7,510)
USD 174,066 AUD 271,503 12/20/2023 (991)
USD 251,272 CAD 342,696 12/20/2023 (1,365)
USD 171,224 NOK 1,829,205 12/20/2023 (171)
USD 174,017 NZD 295,491 12/20/2023 (3,091)
USD 184,218 SEK 2,044,004 12/20/2023 (3,644)
TOTAL
$ (59,129)
FORWARD SALES CONTRACTS
— At September 30, 2023, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 2.500 % TBA-30yr 10/15/53 $ (1,000,000) $ (793,316)
Federal National Mortgage Association 4.500 TBA-30yr 10/15/53 (1,000,000) (917,761)
Federal National Mortgage Association 5.500 TBA-30yr 10/15/53 (3,000,000) (2,898,387)
Federal National Mortgage Association 6.000 TBA-30yr 10/15/53 (2,000,000) (1,974,140)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 2.000 % TBA-30yr 11/15/53 $ (8,000,000) $ (6,088,616)
Federal National Mortgage Association 3.000 TBA-30yr 11/15/53 (4,000,000) (3,311,320)
Federal National Mortgage Association 4.500 TBA-30yr 11/15/53 (2,000,000) (1,836,466)
Federal National Mortgage Association 5.000 TBA-30yr 11/15/53 (5,000,000) (4,716,645)
Government National Mortgage Association 4.000 TBA-30yr 11/15/53 (1,000,000) (901,016)
Government National Mortgage Association 3.000 TBA-30yr 07/15/53 (1,000,000) (889,305)
Government National Mortgage Association 4.000 TBA-30yr 07/15/53 (1,000,000) (941,484)
Government National Mortgage Association 3.000 TBA-30yr 08/15/53 (2,000,000) (1,758,078)
Government National Mortgage Association 4.000 TBA-30yr 08/15/53 (1,000,000) (931,526)
Government National Mortgage Association 4.000 TBA-30yr 09/15/53 (1,000,000) (900,046)
Government National Mortgage Association 3.000 TBA-30yr 10/15/53 (1,000,000) (847,243)
Government National Mortgage Association 4.000 TBA-30yr 10/15/53 (1,000,000) (900,463)
Government National Mortgage Association 5.500 TBA-30yr 10/15/53 (2,000,000) (1,941,007)
Government National Mortgage Association 3.000 TBA-30yr 11/15/53 (1,000,000) (847,758)
Total (Proceed Receivable $33,777,969)
$ (33,394,577)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
FUTURES CONTRACTS
— At September 30, 2023, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
ICE 3MTH SONIA Future 5 12/17/24 $ 1,447,726 $ 1,985
U.S. Treasury 10 Year Note 22 12/19/23 2,376,688 3,610
U.S. Treasury 2 Year Note 60 12/29/23 12,162,187 (16,484)
U.S. Treasury 5 Year Note 68 12/29/23 7,162,312 (11,433)
U.S. Treasury Long Bond 11 12/19/23 1,252,625 (10,646)
U.S. Treasury Ultra Bond 17 12/19/23 2,022,469 (64,960)
Total
(97,928)
Short position contracts:
EURO-BOBL Future (9) 12/07/23 (1,100,439) 4,787
EURO-BUND Future (1) 12/07/23 (135,741) (107)
U.S. Treasury 10 Year Ultra Note (30) 12/19/23 (3,346,406) 76,820
Total
81,500
Total Futures Contracts
$ (16,428)
SWAP CONTRACTS
—
At September 30, 2023, the Fund had the following swap contracts:
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
(a)
Financing
Rate
Received
(Paid) by the
Fund
Credit
Spread at
September
30, 2023
(b)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
Nordstrom, Inc. 1.000% 0.030%
Bank of
America NA 06/20/2024 225 $ 67 $ (157) $ 224
ICE CD JWN 1.000% 0.339
Bank of
America NA 12/20/2024 100 (339) (1,928) 1,588
Markit CDX North
America Investment
Grade Index 1.000% 1.001
Bank of
America NA 06/20/2025 4,500 45,067 7,693 37,374
Markit CDX North
America Investment
Grade Index 1.000% 1.251
Bank of
America NA 12/20/2025 575 7,193 – 7,193
General Electric Co. 1.000% 1.506
Bank of
America NA 06/20/2026 175 2,636 – 2,636
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
(a)
Financing
Rate
Received
(Paid) by the
Fund
Credit
Spread at
(b)
September
30, 2023 Counterparty Termination Date
Notional
Amount (000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
Markit CDX North
America Investment
Grade Index 1.000% 1.324%
Bank of
America NA 06/20/2026 4,775 $ 63,241 $ 21,498 $ 41,743
ICE CDX Investment
Grade Index 1.000% 1.319
Bank of
America NA 12/20/2026 2,900 38,248 45,927 (7,679)
ICE CDX Investment
Grade Index 1.000% 1.310 – 06/20/2028 1,008 13,204 15,430 (2,225)
ICE MEX 1.000% 1.225 – 12/20/2028 210 (2,573) (2,312) (261)
Republic of Chile 1.000% 1.232 – 12/20/2028 90 1,109 1,508 (399)
TOTAL
$ 167,853 $ 87,659 $ 80,194
(a)
Payments made quarterly.
(b)
Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
1 Day SOFR
(b)
0.000% 4/19/2025 USD 250 $ 3,525 $ (233) $ 3,758
3 Month BBSW
(c)
4.000 12/20/2025 AUD 5,395 21,296 – 21,296
3.750%
(d)
Canadian Overnight
Repo Rate Average 12/20/2025 CAD 2,550 (40,009) – (40,009)
1 Day ESTRON
(b)
0.000 12/20/2025 EUR 3,660 (5,015) (11,572) 6,557
0.000
(b)
1 Day SONIO 12/20/2025 GBP 1,770 7,063 4,361 2,702
4.000
(c)
3 Month STIBOR 12/20/2025 SEK 40,585 5,462 4,603 859
0.000
(b)
12 Month BOJDTR 8/2/2026 JPY 242,000 917 7,526 (6,609)
0.000
(b)
1 Day ESTRON 4/22/2028 EUR 2,510 (16,125) 10,318 (26,443)
12 Month BOJDTR
(c)
2.852 4/22/2028 EUR 2,510 16,434 (8,893) 25,327
12 Month BOJDTR
(b)
0.000 8/3/2028 JPY 506,390 24,514 – 24,514
3.000
(b)
1 Day ESTRON 10/19/2028 EUR 1,020 (6,160) 3,166 (9,326)
0.000
(b)
1 Day SONIO 12/20/2028 GBP 620 6,648 7,865 (1,217)
12 Month BOJDTR
(b)
0.000 12/20/2028 JPY 612,000 24,802 – 24,802
0.000
(b)
1 Day SOFR 7/31/2030 USD 1,930 (31,030) 2,002 (33,032)
1 Day SOFR
(b)
0.000 7/28/2032 USD 1,400 74,449 – 74,449
0.000
(b)
12 Month BOJDTR 8/2/2033 JPY 103,860 (4,415) 2,518 (6,933)
12 Month BOJDTR
(b)
0.000 8/3/2033 JPY 104,000 4,432 (2,062) 6,494
4.500
(d)
6 Month BBSW 12/20/2033 AUD 260 (3,651) 758 (4,409)
Canadian Overnight
Repo Rate Average
(d)
0.000 12/20/2033 CAD 100 5,194 – 5,194
0.000
(b)
1 Day SOFR 12/20/2033 CHF 330 (1,889) – (1,889)
3.250
(d)
1 Day ESTRON 12/20/2033 EUR 180 (1,995) 128 (2,123)
0.000
(b)
1 Day SONIO 12/20/2033 GBP 10 (76) – (76)
12 Month BOJDTR
(b)
0.000 12/20/2033 JPY 263,000 2,718 (9,796) 12,514
6 Month NIBOR
(d)
4.000 12/20/2033 NOK 1,430 2,147 – 2,147
4.750
(d)
New Zealand Bank Bill
3 Month Forward Rate
Agreement 12/20/2033 NZD 440 (8,506) – (8,506)
3 Month STIBOR
(c)
3.250 12/20/2033 SEK 3,550 4,804 – 4,804
0.000
(b)
1 Day SOFR 12/20/2033 USD 1,310 (77,235) – (77,235)
3.000
(d)
1 Day ESTRON 5/15/2035 EUR 1,520 (28,512) – (28,512)
0.000
(b)
1 Day SOFR 7/28/2037 USD 3,440 (144,431) – (144,431)
2.152
(d)
1 Day ESTRON 8/9/2037 EUR 1,830 (92,450) – (92,450)
0.000
(b)
1 Day SOFR 5/10/2038 USD 3,030 (80,031) – (80,031)
0.000
(b)
12 Month BOJDTR 8/3/2038 JPY 113,000 (11,353) – (11,353)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
1 Day ESTRON
(d)
1.452% 8/10/2042 EUR 4,700 $ 239,882 $ – $ 239,882
1 Day SOFR
(b)
0.000 7/28/2047 USD 3,410 102,215 – 102,215
1.051%
(d)
1 Day ESTRON 8/11/2047 EUR 2,760 (107,028) – (107,028)
1 Day SOFR
(b)
0.000 5/11/2053 USD 2,870 75,254 (976) 76,230
1 Day ESTRON
(d)
2.000 5/17/2053 EUR 870 40,377 – 40,377
1 Day ESTRON
(d)
2.500 12/20/2053 EUR 150 17,318 – 17,318
TOTAL $ 19,540 $ 9,713 $ 9,827
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2023.
(b)
Payments made annually.
(c)
Payments made quarterly.
(d)
Payments made semi-annually.
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At September 30, 2023 , the Fund had the following written option contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
3M IRS
Morgan
Stanley Co.,
Inc $ 5.65 12/01/2023 1,810,000 $ 1,810,000 $ 571 $ 362 $ 209
3M IRS
Morgan
Stanley Co.,
Inc 5.15 12/01/2023 1,810,000 1,810,000 4,820 3,168 1,652
3M IRS
Morgan
Stanley Co.,
Inc 5.70 11/06/2023 1,820,000 1,820,000 158 612 (454)
3M IRS
Morgan
Stanley Co.,
Inc 5.20 11/06/2023 1,820,000 1,820,000 4,139 3,511 628
3M IRS
Morgan
Stanley Co.,
Inc 5.65 11/03/2023 1,830,000 1,830,000 240 605 (365)
3M IRS
Morgan
Stanley Co.,
Inc 5.15 11/03/2023 1,830,000 1,830,000 4,879 3,676 1,203
Total $ 10,920,000 $ 14,807 $ 11,934 $ 2,873
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Puts
6M IRS
Morgan
Stanley Co.,
Inc JPY 0.40 01/05/2024 (46,000,000) $ (46,000,000) $ (375) $ (1,308) $ 933
3M IRS
Morgan
Stanley Co.,
Inc $ 5.40 12/01/2023 (3,620,000) (3,620,000) (4,118) (2,556) (1,561)
3M IRS
Morgan
Stanley Co.,
Inc 5.45 11/06/2023 (3,650,000) (3,650,000) (2,538) (3,094) 556
3M IRS
Morgan
Stanley Co.,
Inc 5.40 11/03/2023 (3,650,000) (3,650,000) (3,357) (3,193) (165)
Total $ (56,920,000) $ (10,388) $ (10,151) $ (237)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Abbreviations:
3M IRS — 3 Months Interest Rate Swaptions
6M IRS — 6 Months Interest Rate Swaptions
ADDITIONAL INVESTMENT INFORMATION ( continued )

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule
2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments
— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are
valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level
1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Mortagage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments
(interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the
Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Derivative Contracts
— derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers . For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of
Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter
(“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within
Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-
to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of
September 30, 2023 :
For further information regarding security characteristics, see the Schedules of Investments.
CORE FIXED INCOME FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 9,091,046 $ —
Collateralized Mortgage Obligations — 525,007 —
Commercial Mortgage-Backed Securities — 3,589,096 —
Corporate Bond — 33,579,300 —
Foreign Bond — 6,064,591 —
Foreign Government Securities — 1,532,279 —
Mortgage-Backed Securities — 73,700,630 —
Municipal Bond — 1,164,068 —
U.S. Government Agency Securities — 3,002,882 —
U.S. Treasury Obligations 20,577,577 — —
Total
$ 20,577,577 $ 132,248,899 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (33,394,577) $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Credit Default Swap Contracts
(a)
$ — $ 90,758 $ —
Forward Foreign Currency Exchange Contracts
(a)
— 41,756 —
Futures Contracts
(a)
87,202 — —
Interest Rate Swap Contracts
(a)
— 691,439 —
Purchased Options Contracts — 14,807 —
Total
$ 87,202 $ 838,760 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Credit Default Swap Contracts
(a)
$ — $ (10,564) $ —
Forward Foreign Currency Exchange Contracts
(a)
— (59,129) —
Futures Contracts
(a)
(103,630) — —
Interest Rate Swap Contracts
(a)
— (681,612) —
Written Options Contracts — (10,388) —
Total
$ (103,630) $ (761,693) $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”)
may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), London
Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Some floating or variable rate obligations or investments of the Fund may reference (or may have previously referenced) the London
Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis and are expected to cease being published in September 2024. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates, like SOFR or Term SOFR, to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund’s obligations or investments may have transitioned from LIBOR or may transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its obligations or investments. Any pricing adjustments to the Fund’s obligations or investments resulting from use of an alternative reference rate may also adversely affect the Fund’s performance and/or NAV. No assurances can be given as to the impact of the
LIBOR transition (and the timing of any such impact) on the Fund and its obligations and investments.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value.
Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the
Fund’s liquidity.
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)